Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax
Summary of composition of income tax expenses
	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current income tax	—	—	31,467
Deferred income tax	—	—	(3,085)

Total	—	—	28,382

Summary of reconciliation of the differences between statutory income tax rate and effective income tax rate

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	—	—	(3.76)%
Tax effect of permanent differences	(1.76)%	(0.80)%	(1.72)%
Changes in valuation allowance	(23.24)%	(24.20)%	(35.86)%

Effective income tax rate	—	—	(16.34)%

Schedule of effect of preferential tax
	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Tax effect of preferential tax treatment	—	—	6,535
Basic and diluted loss per share effect	—	—	0.02

Schedule of deferred tax assets

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets
Deferred revenue	—	1,153
Accrued payroll and expenses	1,478	1,932
Allowances of doubtful accounts	196	—
Net operating loss carry-forwards	12,942	—
Advertising expenses in excess of deduction limit	109,322	33,980

Total deferred tax assets	123,938	37,065
Less: Valuation allowance	(123,938)	(33,980)

Total deferred tax assets, net	—	3,085

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2016	2017
	RMB	RMB
Balance at beginning of the year	79,869	123,938
Derecognized*	—	(110,153)
Additions	44,069	78,542
Reversals**	—	(58,347)

Balance at end of the year	123,938	33,980

* Immediately upon the completion of the Reorganization, deferred tax assets from the accumulated net operating loss carry-forwards with full valuation allowances on that completion date were derecognized, as which are not allowed to be transferred to the Group’s VIE and subsidiaries under the tax laws and regulations.

** The reversal of valuation allowance for the year ended December 31, 2017 was primarily attributed to changes of the enacted income tax rate due to aforementioned preferential tax treatment of RLSJ and RSJ in 2017.